Shareholder Report, Line Graph (Details) 196327_Roundhill GLP-1 - Weight Loss ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	May 20, 2024	Dec. 31, 2025
Roundhill GLP-1 & Weight Loss ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill GLP-1 & Weight Loss ETF NAV
Accumulated Value	$ 9,689	$ 10,000	$ 13,696
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,631	$ 10,000	$ 13,025